              SUPPLEMENT DATED OCTOBER 15, 2007 TO YOUR PROSPECTUS

This supplement describes the terms of an exchange offer to eligible Contract Owners by Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company. Effective October 15, 2007, we are offering Eligible Contract Owners (as defined below) the opportunity to exchange The Hartford's Lifetime Income Builder rider for the currently issued rider, The Hartford's Lifetime Income Builder II. This information is added to your prospectus immediately following the section "OTHER INFORMATION" in APPENDIX C.

The availability of the conversion program is at the discretion of the Company. You should convert your rider only if it is appropriate for your needs and financial considerations. Please read the prospectus carefully and discuss this conversion with your Registered Representative prior to converting.

I. WHO IS ELIGIBLE TO PARTICIPATE IN THIS CONVERSION PROGRAM?

This exchange program is available to Contract Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

       -   You must:

           - own an annuity contract (including all proprietary versions) ("Eligible Contract") as of the conversion date (defined below);

           - have chosen The Hartford's Lifetime Income Builder rider at the time of purchase; and

           - be a customer of a financial intermediary that is currently authorized to sell Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company variable annuity Contracts that includes The Hartford's Lifetime Income Builder II optional benefit.

       -   You must not:

           - be age 76 or older as of the conversion date (including any other Covered Life);

II. WHAT ARE KEY DIFFERENCES BETWEEN THE HARTFORD'S LIFETIME INCOME BUILDER AND THE HARTFORD'S LIFETIME INCOME BUILDER II?

       - The chart below describes some key differences between The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II and the meaning upon conversion. See Section III for additional considerations.

                                         THE HARTFORD'S LIFETIME               THE HARTFORD'S LIFETIME
             FEATURE                        INCOME BUILDER II                       INCOME BUILDER
--------------------------------------------------------------------------------------------------------------
FEE                                Currently equal to 0.40% of Payment  Currently equal to 0.40% of Benefit
                                   Base. Maximum fee is 0.75%.          Amount. Maximum fee is 0.75%.
                                   WITHDRAWALS THAT DO NOT EXCEED THE   WITHDRAWALS REDUCE THE BENEFIT AMOUNT
                                   LIFETIME BENEFIT PAYMENT DO NOT      AND STEP UPS MAY INCREASE THE BENEFIT
                                   REDUCE THE PAYMENT BASE AND          AMOUNT; THEREFORE THE VALUE THAT THE
                                   STEP-UPS INCREASE THE PAYMENT BASE;  0.40% FEE IS APPLIED TO CAN CHANGE
                                   THEREFORE THE VALUE THAT THE 0.40%   OVER TIME.
                                   FEE IS APPLIED TO CAN CHANGE OVER
                                   TIME.
RELEVANT COVERED LIFE              The governing life for determining   N/A
                                   the living benefits provided under
                                   the rider
BENEFIT AMOUNT                     N/A (Refer to Payment Base)          100% of premium when added at issue
PAYMENT BASE                       UPON CONVERSION:                     N/A (Refer to Benefit Amount)
                                   - Payment Base will be equal to the
                                   Contract Value on the conversion
                                   date
                                   - PAYMENT BASE MAY BE LESS THAN
                                   BENEFIT AMOUNT

                                         THE HARTFORD'S LIFETIME               THE HARTFORD'S LIFETIME
             FEATURE                        INCOME BUILDER II                       INCOME BUILDER
--------------------------------------------------------------------------------------------------------------
DEATH BENEFIT                      UPON CONVERSION: Death Benefit will  Greater of Contract Value or Benefit
                                   be equal to the Contract Value on    Amount
                                   the conversion date. If MAV or MAV
                                   plus was previously elected, there
                                   will be no change to these values
BENEFIT PAYMENT/THRESHOLD          Allows up to a 5% withdrawal         Allows up to a 5% withdrawal of the
                                   (Single Life), or 4.5% withdrawal    initial Benefit Amount per year prior
                                   (Joint Life) of the Payment Base     to age 60 adjusted for Withdrawals and
                                   per year prior to age 60 adjusted    Automatic Benefit Amount increases
                                   for Withdrawals and Automatic
                                   Payment Base increases
LIFETIME BENEFIT PAYMENT           - The Lifetime Benefit Payment will  - The Lifetime Benefit Payment is
                                   be equal to the Payment Base         initially set to equal the initial
                                   multiplied by the applicable         Benefit Amount multiplied by 5%
                                   Withdrawal Percent (4.5 - 7%         - Available at issue if the oldest
                                   depending on Relevant Covered        Owner is age 60 or older
                                   Life's attained age as of first      - Available after the Contract
                                   Surrender and whether the Single     Anniversary immediately following the
                                   Life or Joint Life Option is         oldest Owners' 60th birthday if at
                                   selected.)                           issue the age of the oldest owner is
                                   - Allows you to withdraw on each     under 60
                                   Contract up to the greater of
                                   Payment Base or Contract Value on
                                   the anniversary multiplied by the
                                   Withdrawal Percentage per year once
                                   the amount is established
AUTOMATIC BENEFIT AMOUNT /         Automatic Payment Base increases     Automatic Benefit Amount increases
PAYMENT BASE INCREASES             will cease upon the earlier of the   continue until the earlier of the
                                   Annuity Commencement Date or the     Contract Anniversary immediately
                                   Contract Anniversary immediately     following the older Owner's or
                                   following the Relevant Covered       Annuitant's 75th birthday or the or
                                   Life's attained age of 80            the Annuity Commencement Date
NON-EXCESSIVE PARTIAL SURRENDERS   Withdrawals within the Lifetime      Withdrawals within the Lifetime
                                   Benefit Payment do not reduce the    Benefit Payment or Benefit Payment
                                   Payment Base. Withdrawals within     reduce the Benefit Amount by the
                                   the Threshold reduce the Payment     amount of the partial surrender
                                   Base by the amount of partial
                                   surrender

EXCESSIVE PARTIAL SURRENDERS            Withdrawals IN EXCESS of the Lifetime      Withdrawals IN EXCESS of the Lifetime
                                        Benefit Payment or Threshold will reduce   Benefit Payment or Benefit Payment will
                                        the Payment Base in proportion to the      reduce the Benefit Amount to the minimum of
                                        reduction in Contract Value due to such    Contract Value immediately following the
                                        Surrender                                  partial Surrender; or the Benefit Amount
                                                                                   immediately prior to the partial Surrender,
                                                                                   less the amount of partial Surrender

                                         THE HARTFORD'S LIFETIME               THE HARTFORD'S LIFETIME
             FEATURE                        INCOME BUILDER II                       INCOME BUILDER
--------------------------------------------------------------------------------------------------------------
EXCESSIVE PARTIAL SURRENDERS &     Withdrawals IN EXCESS of the         Withdrawals IN EXCESS of the Lifetime
THE DEATH BENEFIT                  Lifetime Benefit Payment or          Benefit Payment or Benefit Payment
                                   Threshold will reduce the Death      will reduce the Death Benefit to the
                                   Benefit in proportion to the         minimum of Contract Value immediately
                                   reduction in Contract Value due to   following the partial Surrender; or
                                   such Surrender                       the Benefit Amount immediately prior
                                                                        to the partial Surrender, less the
                                                                        amount of partial Surrender
SUBSEQUENT PAYMENT LIMITATION      None                                 We reserve the right to approve
                                                                        subsequent Premium Payments after the
                                                                        first 12 months
                                                                        Subsequent Premium Payments with a
                                                                        cumulative total of $100,000 or
                                                                        greater require prior approval by the
                                                                        Company. This restriction is not
                                                                        currently enforced.
JOINT OWNERSHIP                    Rider may be elected as a Single     Single Life only
                                   Life Option or Joint Life Option

STATE VARIATIONS. THE FOREGOING DISCUSSION DOES NOT TAKE INTO CONSIDERATION STATE VARIATIONS, IF ANY.

DEFINITIONS. ALL INITIAL CAPITALIZED TERMS SHALL HAVE SUCH MEANING AS PROVIDED IN YOUR PROSPECTUS.

III. OTHER KEY CONSIDERATIONS.- THIS CONVERSION OFFER IS DESIGNED FOR CONTRACT OWNERS THAT INTEND TO DEFER TAKING PARTIAL SURRENDERS IN ORDER TO INCREASE THE WITHDRAWAL PERCENT AVAILABLE TO SET LIFETIME BENEFIT PAYMENTS AND WHO OTHERWISE SEEK THE ADDED FLEXIBILITY OF PROVIDING POTENTIAL LIFETIME WITHDRAWALS FOR THEIR SPOUSE. THIS CONVERSION MAY NOT BE SUITABLE FOR ANYONE WHO MAY BE ANTICIPATING AN IMMINENT CHANGE IN THE RELEVANT COVERED LIFE OR ANY OTHER PERTINENT CONTRACT PARTIES.- LIFETIME BENEFIT PAYMENTS WILL NOT NECESSARILY BE THE SAME AS, OR HIGHER THAN, BENEFIT PAYMENTS OR LIFETIME BENEFIT PAYMENTS AVAILABLE UNDER THE HARTFORD'S LIFETIME INCOME BUILDER. WITHDRAWALS FROM THE LIFETIME INCOME BUILDER II RIDER MAY AFFECT THE GUARANTEES IF THE RELEVANT COVERED LIFE IS AGE 60 OR YOUNGER.- LIFETIME BENEFIT PAYMENTS UNDER THE HARTFORD'S LIFETIME INCOME BUILDER II DO NOT REDUCE THE PAYMENT BASE; THEREFORE THE FEE OF 0.40% OF PAYMENT BASE WILL NEVER BE APPLIED TO AN AMOUNT LESS THAN YOUR INITIAL PAYMENT BASE. HOWEVER, IN THE EVENT THAT AN EXCESS WITHDRAWAL IS

       TAKEN, OR A WITHDRAWAL IS MADE IN A NON-ELIGIBLE WITHDRAWAL YEAR, THE PAYMENT BASE WILL BE REDUCED BY THE METHODS DESCRIBED IN YOUR PROSPECTUS.

       - After the conversion date, your death benefit will no longer be The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit. Your new death benefit will be your Contract Value on the conversion date. If you previously elected the optional death benefits MAV or MAV Plus, there will be no change to your death benefit. YOUR DEATH BENEFIT MAY BE REDUCED IF AS OF THE CONVERSION DATE YOUR CONTRACT VALUE AND PREMIUM PAYMENTS ARE LESS THAN YOUR BENEFIT AMOUNT.

       - You should discuss with your registered representative whether or not converting your rider is suitable for you and your particular needs, investment horizon and financial plans. YOU SHOULD DISCUSS YOUR PARTICULAR CIRCUMSTANCES AND THE TAX CONSEQUENCES OF THIS CONVERSION WITH YOUR TAX ADVISER, AS WE MAKE NO REPRESENTATION REGARDING THE TAX CONSEQUENCES OF AN EXCHANGE OF THESE RIDERS.

       - Please read your prospectus carefully and particularly the description of each rider and Appendix B -- Optional Benefits Comparison for a more complete description of the differences between The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II.

       - We are not obligated to offer rider exchange privileges if and once this offer is withdrawn.

       -   This offer is not available through all broker/dealers.

       - Your annuitization options for each rider may differ and your guarantee period under The Hartford's Lifetime Income Builder II may be less than under The Hartford's Lifetime Income Builder. If you select The Hartford's Lifetime Income Builder II Joint Life Option, the payment will be based on both Covered Lives. Please refer to your prospectus for details.

IV. HOW DOES THE EXCHANGE PROCESS WORK?

       - You must complete The Hartford's Lifetime Income Builder Conversion Program Form to exchange your The Hartford's Lifetime Income Builder rider. The date that you comply with all our requirements to exchange your existing The Hartford's Lifetime Income Builder rider ("conversion date") will be the date we use to set your benefits under your The Hartford's Lifetime Income Builder II rider. We will also use the conversion date for establishing your eligibility for this offer.

       - Except as modified by this election, your existing Contract and all other features and functions previously selected will be and remain in full force and effect.

       -   You may not cancel your election after the conversion date.

       - A prorated final The Hartford's Lifetime Income Builder rider charge will be assessed as of the conversion date. You will be charged a pro-rated The Hartford's Lifetime Income Builder II fee on the next contract anniversary and the full fee on each contract anniversary thereafter.

       - Your Contract Value as of the conversion date will become your new Payment Base. IF YOUR BENEFIT AMOUNT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER WAS HIGHER THAN YOUR CONTRACT VALUE, YOU WILL NOT RECEIVE THAT AMOUNT.

       - We will not provide any credit for the time that you owned The Hartford's Lifetime Income Builder rider.The annual automatic Payment Base increases will commence on the first contract anniversary after the conversion and continue on each contract anniversary thereafter.

       - There are no additional cancellation privileges afforded to you by participating in this conversion program.

       -   All joint Owners must consent to this conversion.

                            LIFETIME INCOME BUILDER

The following example is intended to reflect the effect of positive market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

                     ACCOUNT       BENEFIT     GUARANTEED                 BENEFIT     DEATH BENEFIT   ACCOUNT
 AGE BOY   RETURN   VALUE BOY    AMOUNT BOY        WD       ACTUAL WD    AMOUNT EOY        EOY       VALUE EOY    FEE
----------------------------------------------------------------------------------------------------------------------
   60       0.06     $100,000     $100,000       $5,000       $5,000      $95,665        $95,665      $100,700   $383
   61       0.06     $100,317      $95,665       $5,000       $5,000      $90,968        $90,968      $101,036   $364
   62       0.06     $100,673      $90,968       $5,000       $5,000      $86,288        $86,288      $101,413   $345
   63       0.06     $101,068      $86,288       $5,000       $5,000      $81,624        $81,624      $101,832   $326
   64       0.06     $101,505      $81,624       $5,000       $5,000      $76,973        $76,973      $102,296   $308
   65       0.06     $101,988      $76,973       $5,000       $5,000      $72,333        $72,333      $102,807   $289
   66       0.06     $102,518      $72,333       $5,000       $5,000      $67,701        $67,701      $103,369   $271
   67       0.06     $103,098      $67,701       $5,000       $5,000      $63,074        $63,074      $103,984   $252
   68       0.06     $103,731      $63,074       $5,000       $5,000      $58,449        $58,449      $104,655   $234
   69       0.06     $104,422      $58,449       $5,000       $5,000      $53,822        $53,822      $105,387   $215
   70       0.06     $105,172      $53,822       $5,000       $5,000      $49,191        $49,191      $106,182   $197
   71       0.06     $105,985      $49,191       $5,000       $5,000      $44,550        $44,550      $107,044   $178
   72       0.06     $106,866      $44,550       $5,000       $5,000      $39,895        $39,895      $107,978   $160
   73       0.06     $107,818      $39,895       $5,000       $5,000      $35,221        $35,221      $108,987   $141
   74       0.06     $108,847      $35,221       $5,000       $5,000      $30,523        $30,523      $110,077   $122
   75       0.06     $109,955      $30,523       $5,000       $5,000      $25,796        $25,796      $111,253   $103
   76       0.06     $111,149      $25,796       $5,000       $5,000      $20,796        $20,796      $112,518    $83
   77       0.06     $112,435      $20,796       $5,000       $5,000      $15,796        $15,796      $113,881    $63
   78       0.06     $113,818      $15,796       $5,000       $5,000      $10,796        $10,796      $115,347    $43
   79       0.06     $115,304      $10,796       $5,000       $5,000       $5,796        $5,796       $116,922    $23
   80       0.06     $116,899      $5,796        $5,000       $5,000        $796          $796        $118,613    $3
   81       0.06     $118,610       $796         $5,000       $5,000         $0            $0         $120,426    $0
   82       0.06     $120,426        $0          $5,000       $5,000         $0            $0         $122,352    $0
   83       0.06     $122,352        $0          $5,000       $5,000         $0            $0         $124,393    $0
   84       0.06     $124,393        $0          $5,000       $5,000         $0            $0         $126,557    $0
   85       0.06     $126,557        $0          $5,000       $5,000         $0            $0         $128,850    $0

ASSUMPTIONS:                                   LEGEND:
--------------------------------------------------------------------------------------------
 Age 60                                        BOY               Beginning of Year
 Annual withdrawals taken, within limit        EOY               End of Year
 Market Performance = Annual 6% Gain           WD                Withdrawal

                           LIFETIME INCOME BUILDER II

The following example is intended to reflect the effect of positive market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

                    ACCOUNT      PAYMENT     GUARANTEED    MAXIMUM                 PAYMENT       DEATH       ACCOUNT
AGE BOY  RETURN    VALUE BOY     BASE BOY        WD           WD      ACTUAL WD    BASE EOY   BENEFIT EOY   VALUE EOY    FEE
-----------------------------------------------------------------------------------------------------------------------------
  60      0.06     $100,000      $100,000      $5,000       $5,000      $5,000     $100,000     $95,000      $100,700   $403
  61      0.06     $100,297      $100,700      $5,035       $5,035      $5,000     $100,700     $90,000      $101,015   $404
  62      0.06     $100,611      $101,015      $5,051       $5,051      $5,000     $101,015     $85,000      $101,348   $405
  63      0.06     $100,942      $101,348      $5,067       $5,067      $5,000     $101,348     $80,000      $101,699   $407
  64      0.06     $101,292      $101,699      $5,085       $5,085      $5,000     $101,699     $75,000      $102,069   $408
  65      0.06     $101,661      $102,069      $5,103       $5,103      $5,000     $102,069     $70,000      $102,461   $410
  66      0.06     $102,051      $102,461      $5,123       $5,123      $5,000     $102,461     $65,000      $102,874   $411
  67      0.06     $102,463      $102,874      $5,144       $5,144      $5,000     $102,874     $60,000      $103,310   $413
  68      0.06     $102,897      $103,310      $5,166       $5,166      $5,000     $103,310     $55,000      $103,771   $415
  69      0.06     $103,356      $103,771      $5,189       $5,189      $5,000     $103,771     $50,000      $104,257   $417
  70      0.06     $103,840      $104,257      $5,213       $5,213      $5,000     $104,257     $45,000      $104,771   $419
  71      0.06     $104,352      $104,771      $5,239       $5,239      $5,000     $104,771     $40,000      $105,313   $421
  72      0.06     $104,891      $105,313      $5,266       $5,266      $5,000     $105,313     $35,000      $105,885   $424
  73      0.06     $105,461      $105,885      $5,294       $5,294      $5,000     $105,885     $30,000      $106,489   $426
  74      0.06     $106,063      $106,489      $5,324       $5,324      $5,000     $106,489     $25,000      $107,127   $429
  75      0.06     $106,698      $107,127      $5,356       $5,356      $5,000     $107,127     $20,000      $107,800   $431
  76      0.06     $107,369      $107,800      $5,390       $5,390      $5,000     $107,800     $15,000      $108,511   $434
  77      0.06     $108,077      $108,511      $5,426       $5,426      $5,000     $108,511     $10,000      $109,262   $437
  78      0.06     $108,825      $109,262      $5,463       $5,463      $5,000     $109,262      $5,000      $110,054   $440
  79      0.06     $109,614      $110,054      $5,503       $5,503      $5,000     $110,054        $0        $110,891   $444
  80      0.06     $110,447      $110,891      $5,545       $5,545      $5,000     $110,891        $0        $111,774   $444
  81      0.06     $111,330      $110,891      $5,545       $5,567      $5,000     $110,891        $0        $112,710   $444
  82      0.06     $112,267      $110,891      $5,545       $5,613      $5,000     $110,891        $0        $113,703   $444
  83      0.06     $113,259      $110,891      $5,545       $5,663      $5,000     $110,891        $0        $114,755   $444
  84      0.06     $114,311      $110,891      $5,545       $5,716      $5,000     $110,891        $0        $115,870   $444
  85      0.06     $115,426      $110,891      $5,545       $5,771      $5,000     $110,891        $0        $117,052   $444

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Gain           WD             Withdrawal

                            LIFETIME INCOME BUILDER

The following example is intended to reflect the effect of negative market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

                                                                                    DEATH BENEFIT
                  ACCOUNT       BENEFIT       GUARANTEED                BENEFIT       EOY = BA       ACCOUNT
AGE BOY  RETURN  VALUE BOY     AMOUNT BOY         WD       ACTUAL WD   AMOUNT EOY        EOY        VALUE EOY     FEE
----------------------------------------------------------------------------------------------------------------------
  60     -0.06    $100,000      $100,000        $5,000      $5,000      $84,835       $84,835        $89,300     $339
  61     -0.06    $88,961       $84,835         $5,000      $5,000      $79,835       $79,835        $78,923     $319
  62     -0.06    $78,604       $79,835         $5,000      $5,000      $74,835       $74,835        $69,187     $299
  63     -0.06    $68,888       $74,835         $5,000      $5,000      $69,835       $69,835        $60,055     $279
  64     -0.06    $59,775       $69,835         $5,000      $5,000      $64,835       $64,835        $51,489     $259
  65     -0.06    $51,230       $64,835         $5,000      $5,000      $59,835       $59,835        $43,456     $239
  66     -0.06    $43,217       $59,835         $5,000      $5,000      $54,835       $54,835        $35,924     $219
  67     -0.06    $35,704       $54,835         $5,000      $5,000      $49,835       $49,835        $28,862     $199
  68     -0.06    $28,663       $49,835         $5,000      $5,000      $44,835       $44,835        $22,243     $179
  69     -0.06    $22,063       $44,835         $5,000      $5,000      $39,835       $39,835        $16,040     $159
  70     -0.06    $15,880       $39,835         $5,000      $5,000      $34,835       $34,835        $10,228     $139
  71     -0.06    $10,088       $34,835         $5,000      $5,000      $29,835       $29,835         $4,783     $119
  72     -0.06     $4,664       $29,835         $5,000      $5,000      $24,835       $24,835           $0        $0
  73     -0.06       $0         $24,835         $5,000      $5,000      $19,835       $19,835           $0        $0
  74     -0.06       $0         $19,835         $5,000      $5,000      $14,835       $14,835           $0        $0
  75     -0.06       $0         $14,835         $5,000      $5,000       $9,835        $9,835           $0        $0
  76     -0.06       $0          $9,835         $5,000      $5,000       $4,835        $4,835           $0        $0
  77     -0.06       $0          $4,835         $5,000      $5,000         $0            $0             $0        $0
  78     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0
  79     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0
  80     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0
  81     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0
  82     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0
  83     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0
  84     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0
  85     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Loss           WD             Withdrawal

                           LIFETIME INCOME BUILDER II

The following example is intended to reflect the effect of negative market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

                  ACCOUNT      PAYMENT     GUARANTEED    MAXIMUM                 PAYMENT       DEATH       ACCOUNT
AGE BOY  RETURN  VALUE BOY    BASE BOY         WD           WD      ACTUAL WD    BASE EOY   BENEFIT EOY   VALUE EOY    FEE
---------------------------------------------------------------------------------------------------------------------------
  60     -0.06    $100,000    $100,000       $5,000       $5,000      $5,000     $100,000     $95,000      $89,300    $400
  61     -0.06    $88,900     $100,000       $5,000       $5,000      $5,000     $100,000     $90,000      $78,866    $400
  62     -0.06    $78,466     $100,000       $5,000       $5,000      $5,000     $100,000     $85,000      $69,058    $400
  63     -0.06    $68,658     $100,000       $5,000       $5,000      $5,000     $100,000     $80,000      $59,839    $400
  64     -0.06    $59,439     $100,000       $5,000       $5,000      $5,000     $100,000     $75,000      $51,172    $400
  65     -0.06    $50,772     $100,000       $5,000       $5,000      $5,000     $100,000     $70,000      $43,026    $400
  66     -0.06    $42,626     $100,000       $5,000       $5,000      $5,000     $100,000     $65,000      $35,368    $400
  67     -0.06    $34,968     $100,000       $5,000       $5,000      $5,000     $100,000     $60,000      $28,170    $400
  68     -0.06    $27,770     $100,000       $5,000       $5,000      $5,000     $100,000     $55,000      $21,404    $400
  69     -0.06    $21,004     $100,000       $5,000       $5,000      $5,000     $100,000     $50,000      $15,044    $400
  70     -0.06    $14,644     $100,000       $5,000       $5,000      $5,000     $100,000     $45,000       $9,065    $400
  71     -0.06     $8,665     $100,000       $5,000       $5,000      $5,000     $100,000     $40,000       $3,445    $400
  72     -0.06     $3,045     $100,000       $5,000       $5,000      $5,000     $100,000     $35,000         $0      $400
  73     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000     $30,000         $0       $0
  74     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000     $25,000         $0       $0
  75     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000     $20,000         $0       $0
  76     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000     $15,000         $0       $0
  77     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000     $10,000         $0       $0
  78     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000      $5,000         $0       $0
  79     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000        $0           $0       $0
  80     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000        $0           $0       $0
  81     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000        $0           $0       $0
  82     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000        $0           $0       $0
  83     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000        $0           $0       $0
  84     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000        $0           $0       $0
  85     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000        $0           $0       $0

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Loss           WD             Withdrawal

   PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS AND RETAIN IT FOR FUTURE
                                   REFERENCE.

HV-6137